ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Other payable	$ 2,346,653	$ 2,050,824	$ 2,571,858
Funan Agricultural Investment Co.Ltd [Member]
Short-Term Debt [Line Items]
Other payable	276,778	281,805
Loans from non-bank institutions and payable		281,805
Funan Small Business Financing Service Center [Member]
Short-Term Debt [Line Items]
Other payable	$ 1,383,891	1,409,026
Loans from non-bank institutions and payable		$ 1,409,026